Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand and petty cash	$ 470		$ 470
Checking accounts and demand deposits	915,134		1,396,302
Time deposits	3,788,480		3,245,750
Cash and cash equivalents	$ 4,704,084	$ 157,275	$ 4,642,522